Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Jan. 31, 2015
Accounting Policies [Abstract]
Organization
Organization
Brown Shoe Company, Inc., founded in 1878 and incorporated in 1913, is a global footwear retailer and wholesaler. The Company’s shares traded under the “BWS” symbol on the New York Stock Exchange. On May 28, 2015, the shareholders of Brown Shoe Company, Inc. approved a rebranding initiative that changed the name of the company to Caleres, Inc. (the "Company"). The Company's stock trades on the New York Stock Exchange under the ticker symbol "CAL".

The Company provides a broad offering of licensed, branded and private-label casual, dress and athletic footwear products to women, men and children. Footwear is sold at a variety of price points through multiple distribution channels both domestically and internationally. The Company currently operates 1,209 retail shoe stores in the United States, Canada and Guam primarily under the Famous Footwear and Naturalizer names. In addition, through its Brand Portfolio segment, the Company designs, sources and markets footwear to retail stores domestically and internationally, including national chains, department stores, mass merchandisers, independent retailers and online retailers. In 2014, approximately 67% of the Company’s net sales were at retail, compared to 70% in 2013 and 71% in 2012. See Note 7 for additional information regarding the Company’s business segments.

The Company’s business is seasonal in nature due to consumer spending patterns with higher back-to-school and Christmas season sales. Traditionally, the third fiscal quarter accounts for a substantial portion of the Company’s earnings for the year.

Consolidation
Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries, after the elimination of intercompany accounts and transactions.

Noncontrolling Interests
Noncontrolling Interests
Noncontrolling interests in the Company’s consolidated financial statements result from the accounting for noncontrolling interests in partially-owned consolidated subsidiaries or affiliates. Noncontrolling interests represent partially-owned subsidiaries’ or consolidated affiliates’ losses and components of other comprehensive income that are attributable to the noncontrolling parties’ equity interests. The Company consolidates B&H Footwear Company Limited (“B&H Footwear”), a joint venture, into its consolidated financial statements. Net earnings (loss) attributable to noncontrolling interests represent the share of net earnings or losses that are attributable to the equity that is owned by the Company’s partners. Transactions between the Company and B&H Footwear have been eliminated in the consolidated financial statements.

Accounting Period
Accounting Period
The Company’s fiscal year is the 52- or 53-week period ending the Saturday nearest to January 31. Fiscal years 2014, 2013 and 2012 ended on January 31, 2015, February 1, 2014 and February 2, 2013, respectively. Fiscal years 2014 and 2013 each included 52 weeks, while fiscal year 2012 included 53 weeks. The impact of the 53rd week in 2012 was an increase to our retail net sales of approximately $21.2 million. The net earnings impact of the 53rd week was immaterial to 2012.

Basis of Presentation
Basis of Presentation
Certain prior period amounts on the consolidated financial statements have been reclassified to conform to the current period presentation. These reclassifications did not affect net earnings attributable to Caleres, Inc.

The consolidated statement of cash flows includes the cash flows from operating, financing and investing activities of both continuing operations and discontinued operations. All other financial information is reported on a continuing operations basis, unless otherwise noted. Refer to Note 2 to the consolidated financial statements for discussion regarding discontinued operations.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.
Receivables
Receivables
The Company evaluates the collectibility of selected accounts receivable on a case-by-case basis and makes adjustments to the bad debt reserve for expected losses. The Company considers factors such as ability to pay, bankruptcy, credit ratings and payment history. For all other accounts, the Company estimates reserves for bad debts based on experience and past due status of the accounts. If circumstances related to customers change, estimates of recoverability would be further adjusted. The Company recognized a provision for doubtful accounts of $1.7 million in 2014, $0.6 million in 2013 and $1.3 million in 2012.

Customer allowances represent reserves against our wholesale customers’ accounts receivable for margin assistance, product returns, customer deductions and co-op advertising allowances. We estimate the reserves needed for margin assistance by reviewing inventory levels on the retail floors, sell-through rates, historical dilution, current gross margin levels and other performance indicators of our major retail customers. Product returns and customer deductions are estimated using historical experience and anticipated future trends. Co-op advertising allowances are estimated based on customer agreements. The Company recognized a provision for customer allowances of $46.9 million in 2014, $45.1 million in 2013 and $44.8 million in 2012.

Customer discounts represent reserves against our accounts receivable for discounts that our wholesale customers may take based on meeting certain order, payment, or return guidelines. We estimate the reserves needed for customer discounts based upon customer net sales and respective agreement terms. The Company recognized a provision for customer discounts of $3.5 million in 2014, $4.8 million in 2013 and $4.3 million in 2012.

Inventories
Inventories
All inventories are valued at the lower of cost or market with 95% of consolidated inventories using the last-in, first-out (“LIFO”) method. An actual valuation of inventory under the LIFO method can be made only at the end of each year based on the inventory levels and costs at that time. Accordingly, interim LIFO calculations are based on management’s estimates of expected year-end inventory levels and costs and are subject to the final year-end LIFO inventory valuation. If the first-in, first-out (“FIFO”) method had been used, consolidated inventories would have been $3.7 million and $4.0 million higher at January 31, 2015 and February 1, 2014, respectively. Substantially all inventory is finished goods.

The costs of inventory, inbound freight and duties, markdowns, shrinkage and royalty expense are classified in cost of goods sold. Costs of warehousing and distribution are classified in selling and administrative expenses and are expensed as incurred. Such warehousing and distribution costs totaled $71.1 million, $75.1 million and $72.0 million in 2014, 2013 and 2012, respectively. Costs of overseas sourcing offices and other inventory procurement costs are reflected in selling and administrative expenses and are expensed as incurred. Such sourcing and procurement costs totaled $20.8 million, $20.2 million and $21.9 million in 2014, 2013 and 2012, respectively.

The Company applies judgment in valuing inventories by assessing the net realizable value of inventories based on current selling prices. At the Famous Footwear segment, markdowns are recognized when it becomes evident that inventory items will be sold at retail prices less than cost, plus the cost to sell the product. This policy causes the gross profit rate at Famous Footwear to be lower than the initial markup during periods when permanent price reductions are taken to clear product. At the Brand Portfolio segment, markdown reserves generally reduce the carrying values of inventories to a level where, upon sale of the product, the Company will realize its normal gross profit rate. The Company believes these policies reflect the difference in operating models between the Famous Footwear and Brand Portfolio segments. Famous Footwear periodically runs promotional events to drive sales to clear seasonal inventories. The Brand Portfolio segment relies on permanent price reductions to clear slower-moving inventory.

Markdowns are recorded to reflect expected adjustments to sales prices. In determining markdowns, management considers current and recently recorded sales prices, the length of time the product is held in inventory and quantities of various product styles contained in inventory, among other factors. The ultimate amount realized from the sale of certain products could differ from management estimates. The Company performs physical inventory counts or cycle counts on all merchandise inventory on hand throughout the year and adjusts the recorded balance to reflect the results. The Company records estimated shrinkage between physical inventory counts based on historical results.

Computer Software Costs
Computer Software Costs
The Company capitalizes certain costs in other assets, including internal payroll costs incurred in connection with the development or acquisition of software for internal use. Other assets on the consolidated balance sheets include $37.9 million and $45.6 million of computer software costs as of January 31, 2015 and February 1, 2014, respectively, which are net of accumulated amortization of $90.1 million and $79.9 million as of the end of the respective periods.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost. Depreciation of property and equipment is provided over the estimated useful lives of the assets or the remaining lease terms, where applicable, using the straight-line method.

Interest Expense
Interest Expense
Interest expense includes interest for borrowings under both the Company’s short-term and long-term debt. Interest expense includes fees paid under the short-term revolving credit agreement for the unused portion of its line of credit. Interest expense also includes the amortization of deferred debt issuance costs and debt discount as well as the accretion of certain discounted noncurrent liabilities.

Goodwill and Intangible Assets

Goodwill and Intangible Assets
Goodwill and intangible assets deemed to have indefinite lives are not amortized but are subject to annual impairment tests. The Company adopted the provisions of Accounting Standards Codification (“ASC”), Intangibles-Goodwill and Other (ASC Topic 350) Testing Goodwill for Impairment, which permits, but does not require, a company to qualitatively assess indicators of a reporting unit’s fair value when it is unlikely that a reporting unit is impaired. If, after completing the qualitative assessment, a company believes it is likely that a reporting unit is impaired, a discounted cash flow analysis is prepared to estimate fair value. If the recorded values of these assets are not recoverable, based on either the assessment screen or discounted cash flow analysis, management performs the next step, which compares the fair value of the reporting unit to the recorded value of the tangible and intangible assets of the reporting units. Goodwill is considered impaired if the fair value of the tangible and intangible assets exceeds the fair value of the reporting unit.

The Company elected to bypass the optional qualitative assessment for the goodwill impairment test performed as of the first day of the fourth quarter of 2014 and therefore, reviewed goodwill for impairment utilizing a discounted cash flow analysis. A fair value-based test is applied at the reporting unit level, which is generally at or one level below the operating segment level. The test compares the fair value of the Company’s reporting units to the carrying value of those reporting units. This test requires significant assumptions, estimates and judgments by management, and is subject to inherent uncertainties and subjectivity. The fair value of goodwill is determined using an estimate of future cash flows of the reporting units and a risk-adjusted discount rate to compute a net present value of future cash flows. Projected net sales, gross profit, selling and administrative expense, capital expenditures, depreciation, amortization and working capital requirements are based on the Company's internal projections. Discount rates reflect market-based estimates of the risks associated with the projected cash flows of the reporting units directly resulting from the use of its assets in its operations. The Company also considered assumptions that market participants may use.  Both the estimates of the fair value of the Company's reporting units and the allocation of the estimated fair value of the reporting units are based on the best information available to the Company's management as of the date of the assessment. As of January 31, 2015, the Company had two reporting units, Famous Footwear and Brand Portfolio, for goodwill impairment testing. Based on the results of the Company’s most recent goodwill impairment test, the fair value of the Brand Portfolio reporting unit exceeded its carrying value and therefore, no impairment was recognized. As of January 31, 2015, the goodwill allocated to the Brand Portfolio reporting unit was $14.0 million.

The Company performs impairment tests as of the first day of the fourth quarter of each fiscal year unless events indicate an interim test is required. The indefinite-lived intangible asset impairment reviews performed as of the first day of the Company’s fourth fiscal quarter resulted in no impairment charges. Definite-lived intangible assets, other than goodwill, are amortized over their useful lives and are reviewed for impairment if and when impairment indicators are present.

Payments to Acquire Investments
Investment in Nonconsolidated Affiliate
The Company has an investment in a nonconsolidated affiliate that is accounted for using the cost method. The investment's carrying value of $7.0 million and zero as of January 31, 2015 and February 1, 2014, respectively, is included in other assets on the consolidated balance sheets.  The Company monitors the investment for indicators that a decrease in investment value has occurred that is other than temporary. If the Company determined that a decline in the fair value of the investment below its carrying value is other than temporary, an impairment loss would be recognized.  As of January 31, 2015, there have been no impairment losses recognized on this investment.

Self Insurance Reserve
Self-Insurance Reserves
The Company is self-insured and/or retains high deductibles for a significant portion of its workers’ compensation, health, disability, cyber risk, general liability, automobile and property programs, among others. Liabilities associated with the risks that are retained by the Company are estimated by considering historical claims experience, trends of the Company and the industry, and other actuarial assumptions. The estimated accruals for these liabilities could be affected if development of costs on claims differ from these assumptions and historical trends. Based on available information as of January 31, 2015, the Company believes it has provided adequate reserves for its self-insurance exposure. As of January 31, 2015 and February 1, 2014, self-insurance reserves were $9.3 million and $10.9 million, respectively.

Revenue Recognition
Revenue Recognition
Retail sales, recognized at the point of sale, are recorded net of returns and exclude sales tax. Wholesale sales and sales through the Company’s Internet sites are recorded, net of returns, allowances and discounts, generally when the merchandise has been shipped and title and risk of loss have passed to the customer. Retail items sold through the Company’s Internet sites are made pursuant to a sales agreement that provides for transfer of both title and risk of loss upon delivery to the carrier. Reserves for projected merchandise returns, discounts and allowances are determined based on historical experience and current expectations. Revenue is recognized on license fees related to Company-owned brand-names, where the Company is the licensor, when the related sales of the licensee are made.

Gift Cards
Gift Cards
The Company sells gift cards to its consumers in its retail stores and through its Internet sites. The Company’s gift cards do not have expiration dates or inactivity fees. The Company recognizes revenue from gift cards when (i) the gift card is redeemed by the consumer or (ii) the likelihood of the gift card being redeemed by the consumer is remote (“gift card breakage”) and the Company determines that it does not have a legal obligation to remit the value of unredeemed gift cards to the relevant jurisdictions. The Company determines its gift card breakage rate based upon historical redemption patterns. The Company recognizes gift card breakage during the 24-month period following the sale of the gift card, according to the Company’s historical redemption pattern. Gift card breakage income is included in net sales in the consolidated statements of earnings and the liability established upon the sale of a gift card is included in other accrued expenses within the consolidated balance sheets. The Company recognized $0.4 million of gift card breakage in 2014 and $0.5 million in both 2013 and 2012.

Loyalty Program
Loyalty Program
The Company maintains a loyalty program (“Rewards”) for Famous Footwear stores in which consumers earn points toward savings certificates for qualifying purchases. Upon reaching specified point values, consumers are issued a savings certificate, which they may redeem for purchases at Famous Footwear stores. In addition to the savings certificates, the Company also offers exclusive member mailings that offer additional incentives to purchase. Savings certificates earned must be redeemed within stated expiration dates. The value of points and rewards earned by Famous Footwear’s Rewards program members are recorded as a reduction of net sales and a liability is established within other accrued expenses at the time the points are earned based on historical conversion and redemption rates. Approximately 73% of net sales in the Company’s Famous Footwear segment were made to its Rewards members in 2014, compared to 70% in 2013 and 66% in 2012. As of January 31, 2015 and February 1, 2014, the Company had a Rewards program liability of $7.2 million and $7.5 million, respectively, which is included in other accrued expenses on the consolidated balance sheets.

Store Closing and Impairment Charges [Policy Text Block]
Store Closing and Impairment Charges
The costs of closing stores, including lease termination costs, property and equipment write-offs and severance, as applicable, are recorded when the store is closed or when a binding agreement is reached with the landlord to close the store.

The Company regularly analyzes the results of all of its stores and assesses the viability of underperforming stores to determine whether events or circumstances exist that indicate the stores should be closed or whether the carrying amount of their long-lived assets may not be recoverable. After allowing for an appropriate start-up period, unusual nonrecurring events or favorable trends, property and equipment at stores indicated as impaired are written down to fair value using primarily a discounted cash flow method. The Company recorded asset impairment charges, primarily related to underperforming retail stores, of $2.0 million in 2014, $1.6 million in 2013 and $4.1 million in 2012.

Advertising and Marketing Expense
Advertising and Marketing Expense
Advertising and marketing costs are expensed as incurred, except for the costs of direct response advertising that relate primarily to the production and distribution of the Company's catalogs and coupon mailers. Direct response advertising costs are capitalized and amortized over the expected future revenue stream, which is generally one to three months from the date the materials are mailed. External production costs of advertising are expensed when the advertising first appears in the media or in the store.

In addition, the Company participates in co-op advertising programs with certain of its wholesale customers. For those co-op advertising programs where the Company has validated the fair value of the advertising received, co-op advertising costs are reflected as advertising expense within selling and administrative expenses. Otherwise, co-op advertising costs are reflected as a reduction of net sales.

Total advertising and marketing expense was $83.6 million, $82.2 million and $83.0 million in 2014, 2013 and 2012, respectively. In 2014, 2013 and 2012, these costs were offset by co-op advertising allowances recovered by the Company’s retail business of $6.2 million, $7.8 million and $7.1 million, respectively. Total co-op advertising costs reflected as a reduction of net sales were $10.0 million in 2014, $8.3 million in 2013 and $8.1 million in 2012. Total advertising costs attributable to future periods that are deferred and recognized as a component of prepaid expenses and other current assets were $2.6 million and $2.0 million at January 31, 2015 and February 1, 2014, respectively.

Income Taxes
Income Taxes
The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the consolidated financial statement carrying amounts and the tax bases of its assets and liabilities. The Company establishes valuation allowances if it believes that it is more-likely-than-not that some or all of its deferred tax assets will not be realized. The Company does not recognize a tax benefit unless it concludes that it is more-likely-than-not that the benefit will be sustained on audit by the taxing authority based solely on the technical merits of the associated tax position. If the recognition threshold is met, the Company recognizes a tax benefit measured at the largest amount of the tax benefit that, in its judgment, is greater than 50% likely to be realized. The Company records interest and penalties related to unrecognized tax positions within the income tax provision on the consolidated statements of earnings.

Operating Leases
Operating Leases
The Company leases its store premises and certain office locations, distribution centers and equipment under operating leases. Approximately one-half of the leases entered into by the Company include options that allows the Company to extend the lease term beyond the initial commitment period, subject to terms agreed to at lease inception. Some leases also include early termination options that can be exercised under specific conditions.

Contingent Rentals
Many of the leases covering retail stores require contingent rentals in addition to the minimum monthly rental charge based on retail sales volume. The Company records expense for contingent rentals during the period in which the retail sales volume exceeds the respective targets.

Construction Allowances Received From Landlords
At the time its retail facilities are initially leased, the Company often receives consideration from landlords to be applied against the cost of leasehold improvements necessary to open the store. The Company treats these construction allowances as a lease incentive. The allowances are recorded as a deferred rent obligation and amortized to income over the lease term as a reduction of rent expense. The allowances are reflected as a component of other accrued expenses and deferred rent on the consolidated balance sheets.

Straight-Line Rents and Rent Holidays
The Company records rent expense on a straight-line basis over the lease term for all of its leased facilities. For leases that have predetermined fixed escalations of the minimum rentals, the Company recognizes the related rental expense on a straight-line basis and records the difference between the recognized rental expense and amounts payable under the lease as deferred rent. At the time its retail facilities are leased, the Company is frequently not charged rent for a specified period of time, typically 30 to 60 days, while the store is being prepared for opening. This rent-free period is referred to as a rent holiday. The Company recognizes rent expense over the lease term, including any rent holiday, within selling and administrative expenses on the consolidated statements of earnings.

Preopening Costs
Preopening costs associated with opening retail stores, including payroll, supplies and facility costs, are expensed as incurred.

Earnings Per Common Share Attributable to Caleres, Inc. Shareholders
Earnings Per Common Share Attributable to Caleres, Inc. Shareholders
The Company uses the two-class method to calculate basic and diluted earnings per common share attributable to Caleres, Inc. shareholders. Unvested restricted stock awards are considered participating units because they entitle holders to non-forfeitable rights to dividends or dividend equivalents during the vesting term. Under the two-class method, basic earnings per common share attributable to Caleres, Inc. shareholders is computed by dividing the net earnings attributable to Caleres, Inc. after allocation of earnings to participating securities by the weighted-average number of common shares outstanding during the year. Diluted earnings per common share attributable to Caleres, Inc. shareholders is computed by dividing the net earnings attributable to Caleres, Inc. after allocation of earnings to participating securities by the weighted-average number of common shares and potential dilutive securities outstanding during the year. Potential dilutive securities consist of outstanding stock options. See Note 3 to the consolidated financial statements for additional information related to the calculation of earnings per common share attributable to Caleres, Inc. shareholders.

Comprehensive Income
Comprehensive Income
Comprehensive income includes the effect of foreign currency translation adjustments, unrealized gains or losses from derivatives used for hedging activities and pension and other postretirement benefits adjustments.

Foreign Currency Translation
For certain of the Company’s international subsidiaries, the local currency is the functional currency. Assets and liabilities of these subsidiaries are translated into United States dollars at the period-end exchange rate or historical rates as appropriate. Consolidated statements of earnings amounts are translated at average exchange rates for the period. The cumulative translation adjustments resulting from changes in exchange rates are included in the consolidated balance sheets as a component of accumulated other comprehensive income in total Caleres, Inc. shareholders’ equity. Transaction gains and losses are included in the consolidated statements of earnings.

Pension and Other Postretirement Benefits Adjustments
The Company determines the expense and obligations for retirement and other benefit plans using assumptions related to discount rates, expected long-term rates of return on invested plan assets, expected salary increases and certain employee-related factors. The unrecognized portion of the gain or loss on plan assets is included in the consolidated balance sheets as a component of accumulated other comprehensive income in total Caleres, Inc. shareholders’ equity. The gain or loss is recognized into the plans’ expense over time. See additional information related to pension and other postretirement benefits in Note 5 and Note 14 to the consolidated financial statements.

Derivative Financial Instruments
The Company recognizes all derivative financial instruments as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. The Company evaluates its exposure to volatility in foreign currency rates and may enter into derivative transactions as it deems necessary. These derivative financial instruments are viewed as risk management tools and are not used for trading or speculative purposes. See additional information related to derivative financial instruments in Note 12, Note 13 and Note 14 to the consolidated financial statements.

Business Combination Accounting
Business Combination Accounting

The Company allocates the purchase price of an acquired entity to the assets and liabilities acquired based upon their estimated fair values at the business combination date. The Company also identifies and estimates the fair values of intangible assets that should be recognized as assets apart from goodwill. A single estimate of fair value results from a complex series of judgments about future events and uncertainties and relies heavily on estimates and assumptions. The Company has historically relied in part upon the use of reports from third-party valuation specialists to assist in the estimation of fair values for intangible assets other than goodwill. The carrying values of acquired receivables and trade accounts payable have historically approximated their fair values at the business combination date. With respect to other acquired assets and liabilities, the Company uses all available information to make the best estimates of their fair values at the business combination date.

The Company’s purchase price allocation methodology contains uncertainties because it requires management to make assumptions and to apply judgment to estimate the fair value of acquired assets and liabilities. Management estimates the fair value of assets and liabilities based upon quoted market prices, the carrying value of the acquired assets and widely accepted valuation techniques, including discounted cash flows. Unanticipated events or circumstances may occur which could affect the accuracy of the Company’s estimates, including assumptions regarding industry economic factors and business strategies.

Share-based Compensation
Share-based Compensation
The Company has share-based incentive compensation plans under which certain officers, employees, and members of the Board of Directors are participants and may be granted stock option, restricted stock, and stock performance awards. Additionally, share-based grants may be made to non-employee members of the Board of Directors in the form of cash-equivalent restricted stock units (“RSUs”) at no cost to the non-employee member of the Board of Directors. The Company accounts for share-based compensation in accordance with the fair value recognition provisions of ASC 718, Compensation – Stock Compensation, and ASC 505, Equity, which require all share-based payments to employees and members of the Board of Directors, including grants of employee stock options, to be recognized as expense in the consolidated financial statements based on their fair values. The fair value of stock options is calculated using the Black-Scholes option pricing formula that requires estimates for expected volatility, expected dividends, the risk-free interest rate, and the expected term of the option. Stock options generally vest over four years, with 25% vesting annually, and expense is recognized on a straight-line basis separately for each vesting portion of the stock option award. Expense for restricted stock is based on the fair value of the restricted stock on the date of grant and is recognized on a straight-line basis generally over a four-year vesting period. Expense for stock performance awards is recognized based upon the fair value of the awards on the date of grant and the anticipated number of shares or units to be awarded on a straight-line basis over the respective term of the award, or individual vesting portion of an award. Expense for the initial grant of RSUs is recognized ratably over the one-year vesting period based upon the fair value of the RSUs, as remeasured at the end of each period. If any of the assumptions used in the Black-Scholes model or the anticipated number of shares to be awarded change significantly, share-based compensation expense may differ materially in the future from that recorded in the current period. See additional information related to share-based compensation in Note 15 to the consolidated financial statements.

Impact of New Accounting Pronouncements
Impact of New Accounting Pronouncements
In April 2014, the FASB issued ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. The ASU amends the definition of a discontinued operation by raising the threshold for disposals to qualify as discontinued operations and requires new disclosures for disposals of individually significant components that do not meet the new definition of a discontinued operation. Under the new standard, discontinued operations treatment is required for disposals of a component or group of components that represent a strategic shift that has or will have a major impact on an entity’s operations or financial results. The standard is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2014, with early adoption permitted. As the Company adopted this ASU during the third quarter of 2014, the sale of Shoes.com is not considered a discontinued operation as the disposal did not represent a strategic shift that will have a major impact on the Company's operations or financial results. Refer to Note 2 to the consolidated financial statements for further discussion.

Impact of Prospective Accounting Pronouncements
Impact of Prospective Accounting Pronouncements
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). The ASU supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. The guidance provides a five-step analysis of transactions to determine when and how revenue is recognized, based upon the core principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires additional disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, with early adoption prohibited. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements.